Ordinary Shares (Tables)	9 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Ordinary Shares Reserved for Future Issuance

The following table summarizes the Company’s Ordinary Shares reserved for future issuance on an as-converted basis:

	As of December 31, 2023	As of March 31, 2023
Conversion of outstanding redeemable convertible instruments	40,317	25,743,890
Remaining shares available for future issuance under the Company’s equity incentive plan	9,903,480	—
Warrants	20,762,635	—